Vessels, Net (Tables)	9 Months Ended
Sep. 30, 2013
Property, Plant and Equipment
Schedule of Vessels, Net

Vessels, net, are comprised of the following:
	Vessel	Accumulated	Net Book
	Cost	Depreciation	Value
Balance, January 1, 2012	$743,116	$(87,760)	$655,356
Transfer from Advances for vessel acquisitions and vessels under construction	186,895	—	186,895
Depreciation expense	—	(32,250)	(32,250)
Balance, December 31, 2012	$930,011	$(120,010)	$810,001
Transfer from Advances for vessel acquisitions and vessels under construction	82,592	—	82,592
Depreciation expense	—	(27,614)	(27,614)
Balance, September 30, 2013	$1,012,603	$(147,624)	$864,979